Long-term Debt - Secured Loans Issued (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	$ 13,192	$ 8,596
Refundable Tax Credit In 2021
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	0	4,670
Refundable Tax Credit In 2022
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	8,719	3,926
Refundable Tax Credit In 2023
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	$ 4,473	$ 0